Trade and other current receivables - Ageing of trade receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current receivables
Trade receivables	€ 631	€ 391
Other receivables	232	222
Cost
Trade and other current receivables
Trade receivables	636	415
Accumulated impairment
Trade and other current receivables
Trade receivables	(5)	(24)
Other receivables		(3)
Not overdue | Cost
Trade and other current receivables
Trade receivables	546	355
Past due less than three months | Cost
Trade and other current receivables
Trade receivables	55	30
Past due more than three months but less than six months | Cost
Trade and other current receivables
Trade receivables	28	11
Past due more than six months but less than one year | Cost
Trade and other current receivables
Trade receivables	2	3
Past due more than one year | Cost
Trade and other current receivables
Trade receivables	€ 5	€ 16